Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.01	$ 0.01
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	1,405,000	1,405,000
Ordinary share, shares outstanding	1,405,000	1,405,000